1
Bancroft Fund Ltd.
Schedule of Investments — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 90.7%
Automotive: Parts and Accessories  — 1.1%
$ 1,250,000 Rivian Automotive Inc.,
3.625%, 10/15/30(a) ............. $ 1,541,375
Business Services  — 4.1%
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,355,000
2,500,000 Perficient Inc.,
0.125%, 11/15/26 ............... 2,082,750
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,228,800
5,666,550
Communications Equipment  — 4.1%
2,500,000 InterDigital Inc.,
3.500%, 06/01/27 ............... 3,673,500
2,000,000 Lumentum Holdings Inc.,
1.500%, 12/15/29(a) ............. 1,993,000
5,666,500
Computer Software and Services  — 17.1%
2,000,000 Akamai Technologies Inc.,
1.125%, 02/15/29(a) ............. 2,173,000
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,497,650
3,000,000 CSG Systems International Inc.,
3.875%, 09/15/28(a) ............. 3,028,200
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,699,093
2,605,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,443,816
1,250,000 PagerDuty Inc.,
1.500%, 10/15/28(a) ............. 1,361,000
2,250,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,736,675
3,090,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 3,270,765
1,805,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 2,043,260
3,156,000 Veritone Inc.,
1.750%, 11/15/26 ............... 953,640
1,500,000 Workiva Inc.,
1.250%, 08/15/28(a) ............. 1,520,250
23,727,349
Consumer Products  — 1.4%
1,950,000 Post Holdings Inc.,
2.500%, 08/15/27 ............... 1,980,225
Consumer Services  — 3.9%
1,350,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27 ............... 1,200,825
Principal
Amount
Market
Value
NCL Corp. Ltd.
$ 660,000 5.375%, 08/01/25 ............... $ 850,080
623,000 1.125%, 02/15/27 ............... 571,976
1,600,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,033,600
640,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28(a) ............. 699,200
5,355,681
Diversified Industrial  — 0.6%
2,000,000 PureCycle Technologies Inc.,
7.250%, 08/15/30(a) ............. 776,000
Energy and Utilities  — 18.0%
1,500,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 1,496,250
2,938,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 2,900,541
700,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 749,000
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,988,000
2,000,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 2,010,000
1,000,000 Fluor Corp.,
1.125%, 08/15/29(a) ............. 1,091,250
850,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 617,865
1,750,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ............. 1,576,750
1,600,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29 ............... 1,894,400
2,500,000 Ormat Technologies Inc.,
2.500%, 07/15/27 ............... 2,577,500
2,634,000 PG&E Corp.,
4.250%, 12/01/27(a) ............. 2,773,602
3,000,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 2,920,500
1,500,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 1,096,500
1,900,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 ............... 1,267,300
24,959,458
Entertainment  — 5.6%
1,810,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 1,330,350
2,915,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 ............... 2,971,629
3,000,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. 3,414,300
7,716,279

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services  — 5.2%
$ 1,500,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. $ 1,606,950
2,000,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 2,480,000
1,800,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 1,503,000
2,000,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,693,000
7,282,950
Food and Beverage  — 1.0%
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28 ............... 1,431,325
Health Care  — 12.3%
1,500,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29(a) ............. 1,826,250
1,500,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 850,789
2,125,000 CONMED Corp.,
2.250%, 06/15/27 ............... 2,134,350
1,750,000 Cutera Inc.,
2.250%, 06/01/28 ............... 459,375
750,000 Cytokinetics Inc.,
3.500%, 07/01/27 ............... 1,320,000
750,000 Dexcom Inc.,
0.375%, 05/15/28(a) ............. 771,750
375,000 Evolent Health Inc.,
3.500%, 12/01/29(a) ............. 439,125
2,250,000 Exact Sciences Corp.,
2.000%, 03/01/30(a) ............. 2,710,125
3,200,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 ............... 2,980,800
940,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(b) ......... 0
100,000 Merit Medical Systems Inc.,
3.000%, 02/01/29(a) ............. 111,150
3,000,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. 3,401,400
17,005,114
Real Estate Investment Trusts  — 3.4%
1,500,000 Arbor Realty Trust Inc.,
7.500%, 08/01/25 ............... 1,528,500
817,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 731,705
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 921,875
Principal
Amount
Market
Value
$ 1,710,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... $ 1,524,465
4,706,545
Security Software  — 0.8%
1,495,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 934,375
175,000 Rapid7 Inc.,
1.250%, 03/15/29(a) ............. 195,353
1,129,728
Semiconductors  — 8.6%
2,000,000 Impinj Inc.,
1.125%, 05/15/27 ............... 2,187,600
1,500,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,810,500
3,000,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 3,202,500
3,000,000 Semtech Corp.,
1.625%, 11/01/27 ............... 2,578,500
3,125,000 Wolfspeed Inc.,
1.875%, 12/01/29 ............... 2,141,406
11,920,506
Telecommunications  — 2.5%
2,020,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,999,646
Infinera Corp.
1,250,000 2.500%, 03/01/27 ............... 1,147,248
325,000 3.750%, 08/01/28 ............... 320,743
3,467,637
Transportation  — 1.0%
1,600,000 Air Transport Services Group Inc.,
3.875%, 08/15/29(a) ............. 1,428,000
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 125,761,222
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.5%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(b) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(b) .......................... 3
3
Health Care  — 0.5%
28,911 Invacare Holdings Corp., Ser. A,
9.000%(b) .................... 650,497
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 650,500

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c)  — 4.8%
Diversified Industrial  — 2.1%
53,600 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... $ 2,979,088
Energy and Utilities  — 1.7%
60,000 NextEra Energy Inc.,
6.926%, 09/01/25 ............... 2,287,200
Financial Services  — 1.0%
32,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... 1,328,320
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 6,594,608
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
12,938 Invacare Holdings Corp.†(b) ......... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.0%
$ 5,650,000 U.S. Treasury Bills,
5.281% to 5.335%††, 02/01/24 to
03/21/24 ...................... 5,610,148
TOTAL INVESTMENTS — 100.0% ....
(Cost $142,738,871) ............. $ 138,616,478
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.